Results for the year - Segment Information - Net sales - Business segments and geographical areas (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total net sales	kr 140,800	kr 126,946	kr 122,021
Total sales growth as reported (as a percent)	10.90%	4.00%	9.10%
Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 121,597	kr 108,020	kr 102,840
Biopharm
Disclosure of geographical areas [line items]
Total net sales	19,203	18,926	19,181
Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	53,597	41,831	33,221
Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,838	1,873	50
Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	33,705	21,211	11,237
Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	15,054	18,747	21,934
Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	56,006	56,550	59,693
Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	18,064	18,439	20,776
Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	9,729	8,968	9,259
Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,657	2,444	2,210
Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,678	7,027	9,307
Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	11,203	10,925	10,578
Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,711	1,291	993
NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	9,492	9,634	9,585
Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	17,687	18,313	19,303
Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,748	1,385	1,243
NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	15,939	16,928	18,060
Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	9,052	8,873	9,036
Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,594	4,031	4,247
Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	113,197	102,412	97,161
Obesity care (Saxenda and Wegovy) | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	8,400	5,608	5,679
Rare blood disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	10,217	9,662	10,281
Haemophilia A | Biopharm
Disclosure of geographical areas [line items]
Total net sales	2,112	1,713	1,558
Haemophilia B | Biopharm
Disclosure of geographical areas [line items]
Total net sales	637	518	382
NovoSeven | Biopharm
Disclosure of geographical areas [line items]
Total net sales	7,221	7,203	8,119
Rare endocrine disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	7,303	7,707	7,277
Other Biopharm | Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,683	1,557	1,623
International Operations
Disclosure of geographical areas [line items]
Total net sales	kr 73,537	kr 65,829	kr 61,564
Total sales growth as reported (as a percent)	11.70%	6.90%	12.10%
International Operations | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 61,809	kr 54,181	kr 50,271
International Operations | Biopharm
Disclosure of geographical areas [line items]
Total net sales	11,728	11,648	11,293
International Operations | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	16,106	10,765	8,392
International Operations | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	524	36	0
International Operations | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	8,856	3,634	1,143
International Operations | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,726	7,095	7,249
International Operations | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	39,942	38,352	36,407
International Operations | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	11,074	9,959	9,035
International Operations | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,486	4,407	3,477
International Operations | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,135	1,789	1,493
International Operations | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,453	3,763	4,065
International Operations | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,512	10,246	9,707
International Operations | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,711	1,291	993
International Operations | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	8,801	8,955	8,714
International Operations | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,903	10,808	10,304
International Operations | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,106	832	617
International Operations | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	9,797	9,976	9,687
International Operations | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	7,453	7,339	7,361
International Operations | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,644	2,946	3,389
International Operations | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	58,692	52,063	48,188
International Operations | Obesity care (Saxenda and Wegovy) | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,117	2,118	2,083
International Operations | Rare blood disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	5,784	5,708	5,946
International Operations | Haemophilia A | Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,625	1,332	1,176
International Operations | Haemophilia B | Biopharm
Disclosure of geographical areas [line items]
Total net sales	400	306	197
International Operations | NovoSeven | Biopharm
Disclosure of geographical areas [line items]
Total net sales	3,673	3,996	4,502
International Operations | Rare endocrine disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	4,880	4,832	4,225
International Operations | Other Biopharm | Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,064	1,108	1,122
EMEA
Disclosure of geographical areas [line items]
Total net sales	kr 37,706	kr 34,297	kr 32,208
Total sales growth as reported (as a percent)	9.90%	6.50%	10.20%
EMEA | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 30,945	kr 27,612	kr 25,690
EMEA | Biopharm
Disclosure of geographical areas [line items]
Total net sales	6,761	6,685	6,518
EMEA | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	10,209	7,399	5,682
EMEA | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	289	36	0
EMEA | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,393	3,112	969
EMEA | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,527	4,251	4,713
EMEA | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	18,214	18,364	17,975
EMEA | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,729	6,451	5,955
EMEA | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,979	2,574	1,983
EMEA | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,693	1,605	1,407
EMEA | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,057	2,272	2,565
EMEA | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,879	2,959	3,160
EMEA | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	392	321	237
EMEA | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,487	2,638	2,923
EMEA | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,454	6,584	6,422
EMEA | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	965	764	585
EMEA | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,489	5,820	5,837
EMEA | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,152	2,370	2,438
EMEA | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	713	725	1,052
EMEA | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	29,136	26,488	24,709
EMEA | Obesity care (Saxenda and Wegovy) | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,809	1,124	981
EMEA | Rare blood disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	3,712	3,579	3,646
EMEA | Haemophilia A | Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,162	983	877
EMEA | Haemophilia B | Biopharm
Disclosure of geographical areas [line items]
Total net sales	268	199	149
EMEA | NovoSeven | Biopharm
Disclosure of geographical areas [line items]
Total net sales	2,225	2,352	2,577
EMEA | Rare endocrine disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	2,212	2,220	1,960
EMEA | Other Biopharm | Biopharm
Disclosure of geographical areas [line items]
Total net sales	837	886	912
China
Disclosure of geographical areas [line items]
Total net sales	kr 16,019	kr 14,084	kr 12,844
Total sales growth as reported (as a percent)	13.70%	9.70%	13.80%
China | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 15,624	kr 13,652	kr 12,519
China | Biopharm
Disclosure of geographical areas [line items]
Total net sales	395	432	325
China | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,847	1,043	898
China | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
China | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	303	10	0
China | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,544	1,033	898
China | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	12,284	11,053	9,965
China | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,080	1,471	1,059
China | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,095	418	87
China | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3	1	0
China | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	982	1,052	972
China | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,224	4,852	4,306
China | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	283	39	4
China | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,941	4,813	4,302
China | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,288	2,075	1,753
China | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
China | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,288	2,075	1,753
China | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,692	2,655	2,847
China | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,432	1,546	1,647
China | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	15,563	13,642	12,510
China | Obesity care (Saxenda and Wegovy) | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	61	10	9
China | Rare blood disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	222	361	284
China | Haemophilia A | Biopharm
Disclosure of geographical areas [line items]
Total net sales	24	16	15
China | Haemophilia B | Biopharm
Disclosure of geographical areas [line items]
Total net sales	4	0	0
China | NovoSeven | Biopharm
Disclosure of geographical areas [line items]
Total net sales	194	345	269
China | Rare endocrine disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	167	66	36
China | Other Biopharm | Biopharm
Disclosure of geographical areas [line items]
Total net sales	6	5	5
Rest of World
Disclosure of geographical areas [line items]
Total net sales	kr 19,812	kr 17,448	kr 16,512
Total sales growth as reported (as a percent)	13.50%	5.70%	14.60%
Rest of World | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 15,240	kr 12,917	kr 12,062
Rest of World | Biopharm
Disclosure of geographical areas [line items]
Total net sales	4,572	4,531	4,450
Rest of World | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,050	2,323	1,812
Rest of World | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	235	0	0
Rest of World | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,160	512	174
Rest of World | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,655	1,811	1,638
Rest of World | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	9,444	8,935	8,467
Rest of World | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,265	2,037	2,021
Rest of World | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,412	1,415	1,407
Rest of World | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	439	183	86
Rest of World | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	414	439	528
Rest of World | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,409	2,435	2,241
Rest of World | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,036	931	752
Rest of World | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,373	1,504	1,489
Rest of World | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,161	2,149	2,129
Rest of World | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	141	68	32
Rest of World | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,020	2,081	2,097
Rest of World | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,609	2,314	2,076
Rest of World | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	499	675	690
Rest of World | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	13,993	11,933	10,969
Rest of World | Obesity care (Saxenda and Wegovy) | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,247	984	1,093
Rest of World | Rare blood disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,850	1,768	2,016
Rest of World | Haemophilia A | Biopharm
Disclosure of geographical areas [line items]
Total net sales	439	333	284
Rest of World | Haemophilia B | Biopharm
Disclosure of geographical areas [line items]
Total net sales	128	107	48
Rest of World | NovoSeven | Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,254	1,299	1,656
Rest of World | Rare endocrine disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	2,501	2,546	2,229
Rest of World | Other Biopharm | Biopharm
Disclosure of geographical areas [line items]
Total net sales	221	217	205
North America Operations
Disclosure of geographical areas [line items]
Total net sales	kr 67,263	kr 61,117	kr 60,457
Total sales growth as reported (as a percent)	10.10%	1.10%	6.20%
North America Operations | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 59,788	kr 53,839	kr 52,569
North America Operations | Biopharm
Disclosure of geographical areas [line items]
Total net sales	7,475	7,278	7,888
North America Operations | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	37,491	31,066	24,829
North America Operations | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,314	1,837	50
North America Operations | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	24,849	17,577	10,094
North America Operations | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	8,328	11,652	14,685
North America Operations | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	16,064	18,198	23,286
North America Operations | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,990	8,480	11,741
North America Operations | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,243	4,561	5,782
North America Operations | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	522	655	717
North America Operations | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,225	3,264	5,242
North America Operations | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	691	679	871
North America Operations | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
North America Operations | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	691	679	871
North America Operations | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,784	7,505	8,999
North America Operations | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	642	553	626
North America Operations | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,142	6,952	8,373
North America Operations | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,599	1,534	1,675
North America Operations | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	950	1,085	858
North America Operations | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	54,505	50,349	48,973
North America Operations | Obesity care (Saxenda and Wegovy) | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,283	3,490	3,596
North America Operations | Rare blood disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	4,433	3,954	4,335
North America Operations | Haemophilia A | Biopharm
Disclosure of geographical areas [line items]
Total net sales	487	381	382
North America Operations | Haemophilia B | Biopharm
Disclosure of geographical areas [line items]
Total net sales	237	212	185
North America Operations | NovoSeven | Biopharm
Disclosure of geographical areas [line items]
Total net sales	3,548	3,207	3,617
North America Operations | Rare endocrine disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	2,423	2,875	3,052
North America Operations | Other Biopharm | Biopharm
Disclosure of geographical areas [line items]
Total net sales	619	449	501
Of which the US
Disclosure of geographical areas [line items]
Total net sales	kr 63,009	kr 57,824	kr 57,486
Total sales growth as reported (as a percent)	9.00%	0.60%	5.50%
Of which the US | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	kr 56,109	kr 51,087	kr 50,173
Of which the US | Biopharm
Disclosure of geographical areas [line items]
Total net sales	6,900	6,737	7,313
Of which the US | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	35,442	29,768	23,866
Of which the US | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,243	1,826	50
Of which the US | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	23,168	16,650	9,599
Of which the US | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	8,031	11,292	14,217
Of which the US | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	14,949	17,146	22,254
Of which the US | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,412	7,962	11,271
Of which the US | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	3,793	4,191	5,500
Of which the US | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	512	642	708
Of which the US | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	2,107	3,129	5,063
Of which the US | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	665	652	839
Of which the US | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Of which the US | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	665	652	839
Of which the US | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	6,357	7,101	8,592
Of which the US | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	605	519	597
Of which the US | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	5,752	6,582	7,995
Of which the US | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	1,515	1,431	1,552
Of which the US | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	806	943	705
Of which the US | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	51,197	47,857	46,825
Of which the US | Obesity care (Saxenda and Wegovy) | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Total net sales	4,912	3,230	3,348
Of which the US | Rare blood disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	4,170	3,675	4,031
Of which the US | Haemophilia A | Biopharm
Disclosure of geographical areas [line items]
Total net sales	460	358	358
Of which the US | Haemophilia B | Biopharm
Disclosure of geographical areas [line items]
Total net sales	102	86	77
Of which the US | NovoSeven | Biopharm
Disclosure of geographical areas [line items]
Total net sales	3,461	3,089	3,454
Of which the US | Rare endocrine disorders | Biopharm
Disclosure of geographical areas [line items]
Total net sales	2,400	2,857	3,037
Of which the US | Other Biopharm | Biopharm
Disclosure of geographical areas [line items]
Total net sales	kr 330	kr 205	kr 245